Accounts Receivable, Net - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ACCOUNTS AND NOTES RECEIVABLE NET [Abstract]
Accounts receivable	$ 27,016	$ 30,288
Less: Provision for losses on accounts receivables	(919)	(971)	$ (2,652)	$ (2,144)
Accounts receivable, net	$ 26,097	$ 29,317